Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 11 –  Income (Loss) Per Common Share

Basic income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted income (loss) per common share is computed by dividing net income (loss) by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method.  At March 31, 2013, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted income (loss) per share because their impact would have been anti-dilutive. At March 31, 2013 and 2012, there were outstanding stock options to purchase 1,500 and 9,500 shares of Common Stock, respectively, which were excluded from the calculation of diluted income (loss) per share because their impact would have been anti-dilutive.

18.  Loss Per Common Share

Basic loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding for the period.  Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding, adjusted for shares that would be assumed outstanding after warrants and stock options vested under the treasury stock method. At December 31, 2012, outstanding warrants convertible into 11,010,000 shares of Common Stock were excluded from the calculation of diluted loss per share because their impact would have been anti-dilutive. At December 31, 2012 and 2011, there were outstanding stock options to purchase 6,500 and 12,000 shares of Common Stock, respectively, which were also excluded from the calculation of diluted loss per share because their impact would have been anti-dilutive.